NATURE OF OPERATIONS (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2021	Aug. 13, 2018
IfrsStatementLineItems [Line Items]
Issuance and sales	$ 200,000
Maximum aggregate offering price	$ 50,000
Cash fund, description	The sales agreement with Cantor Fitzgerald permits the Company to sell in an at the market offering up to $50,000,000 of ordinary shares from time to time, the amount of which is included in the $200,000,000 of securities that may be offered, issued and sold by us under the base prospectus. The sales under the prospectus will be deemed to be made pursuant to an “at the market” offering as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933 (the Securities Act). Upon termination of the sales agreement, any portion of the $50,000,000 included in the sales agreement prospectus that is not sold pursuant to the sales agreement will be available for sale in other offerings pursuant to the base prospectus, and if no shares are sold under the sales agreement, the full $50,000,000 of securities may be sold in other offerings pursuant to the base prospectus. See Note 2, “Liquidity” and Note 14, “Capital Stock” for a further discussion.
SalvaRx Group plc. [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired		100.00%
Number of instruments or interests issued or issuable		8,050,701